UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Goodwin Capital Advisers, Inc.
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Address: 56 Prospect Street, Hartford, CT 06115-0480
         -----------------------------------------

Form 13F File Number:  028-12511
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Clerk
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     November 14, 2007
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).



                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $27,459,158.10



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
                                                              FORM 13F
                                        REPORTING MANAGER: PHOENIX GOODWIN CAPITAL ADVISERS
                                                FOR THE QUARTER ENDED SEPT 30, 2007

ITEM 1                    ITEM 2    ITEM 3        ITEM 4                 ITEM 5             ITEM 6    ITEM 7          ITEM 8
------                    ------    ------        ------                 ------             ------    ------          ------
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                                    FAIR       SHARES OR
                         TITLE OF   CUSIP          MARKET      PRINCIPAL     SH/  PUT/    INVESTMENT  MANA-   SOLE      SHARED NONE
  NAME OF ISSUER          CLASS     NUMBER         VALUE         AMOUNT      PRN  CALL    DISCRETION  GERS     (A)       (B)   (C)
  --------------          -----     ------         -----         ------      ---  ----    ----------  ----     ---       ---   ---
PAR PHARMACEUTICAL COS.,
 INC. CV. 2.875%,
 9/30/10                 CV. BOND  717125AC2     1,708,937.50  1,850,000.00  PRN         1,850,000.00  1       1,850,000.00
VALE CAPITAL, LTD.       CV. PFD   91912C208       663,700.00     10,000.00  PRN            10,000.00  1          10,000.00
DIAMONDS TRUST SERIES I  COMMON    252787106     2,057,257.10     14,810.00  SH             14,810.00  1          14,810.00
ISHARES S&P 500 INDEX
 FUND                    COMMON    464287200     1,988,610.00     13,000.00  SH             13,000.00  1          13,000.00
ISHARES MSCI EAFE INDEX
 FUND                    COMMON    464287465     1,019,986.50     12,350.00  SH             12,350.00  1          12,350.00
ISHARES S&P MIDCAP 400   COMMON    464287507     1,937,100.00     22,000.00  SH             22,000.00  1          22,000.00
Ishares Trust Goldman
 Sachs Corp Bond Fund    COMMON    464287242    18,083,567.00    172,850.00  SH            172,850.00  1         172,850.00
                                                27,459,158.10